Related Party Transactions (Details Narrative) - USD ($)								3 Months Ended	10 Months Ended	12 Months Ended
	Sep. 08, 2022	May 23, 2022	Apr. 05, 2022	Mar. 23, 2022	Mar. 08, 2022	Mar. 07, 2022	Mar. 04, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Sep. 13, 2022
Related Party Transaction [Line Items]
Proceeds from issuance of common stock									$ 25,000
Stock issued during period shares										257,500
Stock issued during period value, fair value										$ 2,575,000
Share price								$ 10.10		$ 10.10
Stock issued during period shares, fair value									25,000
Sale of stock price per share								10.10		$ 10.00	$ 10.00
Proceeds from promissory note related party										$ 19,700
Conversion price								$ 10.00		$ 10.00
Working capital loans, outstanding								$ 0		$ 0
Commercial Loan [Member]
Related Party Transaction [Line Items]
Working capital loans, outstanding									0	0
Promissory Note [Member]
Related Party Transaction [Line Items]
Proceeds from promissory note related party									$ 0	19,700
Note outstanding								$ 0		$ 19,700
Maximum [Member]
Related Party Transaction [Line Items]
Share price								$ 12.00		$ 12.00
Loans converted into private units, amount								$ 5,475,000		$ 5,475,000
Founder Shares [Member]
Related Party Transaction [Line Items]
Stock issued during period shares										750,000
Share price										$ 0.009
Founder Shares [Member] | Director [Member]
Related Party Transaction [Line Items]
Stock issued during period shares		374,614			250,000
Stock-based compensation, amount					$ 62,500
Founder Shares [Member] | Management [Member]
Related Party Transaction [Line Items]
Stock issued during period value, fair value		$ 137,354		$ 137,354
Sponsor [Member]
Related Party Transaction [Line Items]
Stock issued during period shares							3,450,000
Stock issued during period shares, fair value							$ 25,000
Sale of stock price per share								$ 10.10		10.10
Sponsor [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Sale of stock price per share								$ 10.10		$ 10.10
Loan amount										$ 300,000	$ 300,000
Sponsor [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Stock issued during period shares		57,500	141,624		708,738		3,450,000
Common stock shares subject to forfeiture						2,875,000	450,000
Proceeds from issuance of common stock							$ 25,000
Number of shares redeemed						575,000
Founder shares outstanding						2,875,000		1,607,418		1,607,418
Stock transferred during period shares		57,500	141,624		708,738
Sponsor [Member] | Founder Shares [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Common stock shares subject to forfeiture						375,000
Mr Bush [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Founder shares outstanding								79,732		79,732
Thomas Wood [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Founder shares outstanding								50,000		50,000
Stanley Hutton Rumbough [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Founder shares outstanding								50,000		50,000
Anne Lee [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Founder shares outstanding								50,000		50,000
Paul Hodge Jr. [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Founder shares outstanding								109,463		109,463
SHR Ventures LLC [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Founder shares outstanding								178,387		178,387
Anchor Investors [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Stock issued during period shares	750,000
Founder shares outstanding								750,000		750,000
Share price	$ 0.009							$ 0.009
Stock issued during period shares, fair value	$ 3,626,296
Sale of stock price per share	$ 4.84
Investor [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Stock issued during period shares										75,000
Stock issued during period shares, fair value										$ 3,626,296
Sale of stock price per share										$ 4.84
Investor [Member] | Founder Shares [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Stock issued during period shares										750,000
Share price										$ 0.009
Ten Anchor Investors [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Stock issued during period shares	75,000